COSTS AND EXPENSES BY NATURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Material Income And Expense Abstract
Repairs and maintenance expense	$ 276,908	$ 445,680